Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	$ 457,262	$ 3,796,267	$ 23,203,230
Accounts receivable	913,032	1,330,521	2,157,108
Inventory	1,596,593	2,505,259	5,754,748
Prepaid expenses and other current assets	3,882,936	3,775,055	4,874,704
Total current assets	6,849,823	11,407,102	35,989,790
Property and equipment, net	12,261,908	12,915,773	13,700,876
Intangible assets	12,966	262,966	262,966
Deferred tax assets			2,314,907
Right-of-use assets	899,677	1,075,157
Security deposits	247,708	247,708	267,707
Total assets	20,272,082	25,908,706	52,536,246
Current liabilities
Accounts payable	38,098,587	36,404,249	40,591,938
Customer deposits	1,169,758	3,098,119	15,497,857
Accrued expenses	5,616,938	5,793,044	6,221,330
Other current liabilities	1,119,031	2,279,138	3,930,841
Operating lease liabilities	568,531	688,188
Notes payable, net of unamortized discount of $1,296,718 (Convertible notes payable, net)	6,071,058	4,203,282
Warrants liability	153,000	551,000
Total current liabilities	52,796,903	53,017,020	66,241,966
Other non-current liabilities
Operating lease, net of current portion	331,148	386,866
Total liabilities	53,128,051	53,403,886	66,241,966
COMMITMENTS AND CONTINGENCIES (Note 7)
SHAREHOLDERS’ DEFICIT
Preferred stock value
Common stock, $0.0001 par value per share; 10,000,000 Class F shares authorized and 0 issued and outstanding
Common stock, $0.0001 par value per share; 100,000,000 Class A shares authorized and 34,825,971 issued and outstanding, as of March 31, 2023 and December 31, 2022	3,411	3,411	3,396
Additional paid in capital	12,226,940	11,107,946	6,973,541
Accumulated deficit	(45,086,320)	(38,606,537)	(20,682,657)
Total shareholders’ deficit	(32,855,969)	(27,495,180)	(13,705,720)
Total liabilities and shareholders’ deficit	$ 20,272,082	$ 25,908,706	$ 52,536,246